Right-of-use assets	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
16. Right-of-use assets
The following table provides a breakdown for right-of-use assets.

(€ thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other right-of-use assets	Total
Historical cost at January 1, 2024	971,033	45	168	6,765	978,011
Additions	190,998	121	—	5,002	196,121
Disposals	(55,907)	(2)	(168)	(2,733)	(58,810)
Exchange differences	35,465	—	—	(23)	35,442
Balance at December 31, 2024	1,141,589	164	—	9,011	1,150,764
Additions	296,907	247	—	2,949	300,103
Disposals	(55,246)	(85)	—	(2,586)	(57,917)
Business combinations	680	—	—	—	680
Exchange differences	(83,979)	(4)	—	(47)	(84,030)
Reclassification	1,912	—	—	—	1,912
Balance at December 31, 2025	1,301,863	322	—	9,327	1,311,512

Accumulated amortization at January 1, 2024	(440,434)	(15)	(150)	(3,460)	(444,059)
Amortization	(146,297)	(37)	(23)	(2,325)	(148,682)
Impairments	(7,905)	—	—	—	(7,905)
Disposals	47,839	1	173	2,158	50,171
Exchange differences	(18,859)	—	—	7	(18,852)
Balance at December 31, 2024	(565,656)	(51)	—	(3,620)	(569,327)
Amortization	(160,202)	(71)	—	(2,623)	(162,896)
Impairments	(9,941)	—	—	—	(9,941)
Disposals	38,007	29	—	2,072	40,108
Exchange differences	44,001	1	—	37	44,039
Reclassification	(1,054)	—	—	—	(1,054)
Balance at December 31, 2025	(654,845)	(92)	—	(4,134)	(659,071)

Carrying amount at:
January 1, 2024	530,599	30	18	3,305	533,952
December 31, 2024	575,933	113	—	5,391	581,437
December 31, 2025	647,018	230	—	5,193	652,441
The Group leases various retail stores, warehouses, equipment and vehicles. Rental contracts are typically made for fixed periods of 1 year to 15 years but may have extension options. Contracts may contain both lease and non-lease components. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Extension options in a range of 1 year to 10 years are included in a number of property leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. Such extension options are exercisable only by the Group and not by the respective lessor. Other tangible assets mainly refer to vehicles.
For the years ended December 31, 2025, 2024 and 2023 impairments were recognized for an amount of:
•€9,941 thousand in 2025 primarily related to leased stores in the Greater China Region and rest of APAC that are part of the Tom Ford Fashion segment, and the Greater China Region that are part of the Zegna segment;
•€7,905 thousand in 2024 primarily related to leased stores in Europe and the United States that are part of the Thom Browne segment, the Greater China Region and South Korea that are part of the Tom Ford Fashion segment, and the United States, EMEA and the Greater China Region that are part of the Zegna segment, and
•€832 thousand in 2023 primarily related to leased stores in Greater China Region that are part of the Tom Ford Fashion segment and in Europe that are part of the Zegna segment.
For details related to the impairment testing performed over right-of-use assets, please refer to Note 15 — Property, plant and equipment.